J.P. MORGAN INCOME FUNDS

JPMorgan Ultra Short Duration Bond Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated August 21, 2009
to the Prospectuses dated July 1, 2009, as supplemented

The Board of Trustees of JPMorgan Trust II has approved changes to the name, duration strategy and benchmark of the JPMorgan Ultra Short Duration Bond Fund (the “Fund”) effective August 31, 2009 (the “Effective Date”). On the Effective Date, the Fund’s name will change to the JPMorgan Limited Duration Bond Fund and the Fund’s duration strategy will be amended. In addition, the Fund’s benchmark will change to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index to better reflect the investment strategies of the Fund for comparison purposes. These changes are summarized below in further detail.

Background Information. As described in its Prospectuses, the Fund may invest in all types of investment grade debt securities or unrated debt securities which the Fund’s adviser, JPMorgan Investment Advisors Inc. (“JPMIA”) determines to be of comparable quality including mortgage-backed securities, asset-backed securities, adjustable rate mortgages, other structured investments including collateralized mortgage obligations, and money market instruments. For over 10 years, the Fund has implemented its duration strategy by investing primarily in floating rate mortgage and asset-backed securities. Historically, under normal market conditions, the Fund maintained a maximum interest rate sensitivity that was comparable to that of a two-year U.S. Treasury security (the “duration strategy”). However, the unprecedented market conditions, ongoing credit crisis, and persistent market volatility have changed the fixed income market, including the mortgage-backed and asset-backed market, thereby making it difficult for the Fund to continue to utilize its historic strategies and still maintain a maximum interest rate sensitivity comparable to that of a two-year U.S. Treasury security. The changes described in this supplement are designed to allow the Fund to continue to utilize its historic investment strategies.

JPMIA believes that it is in the best interests of the Fund and its shareholders to retain the Fund’s current investments in mortgage-backed and asset-backed securities rather than attempting to shorten the Fund’s interest rate sensitivity by liquidating such investments in the current market environment. As a result, JPMIA has recommended and the Board of Trustees has approved amending the Fund’s duration strategy and changing the Fund’s benchmark on the Effective Date.

Amendment to the Fund’s Duration Strategy. The third paragraph under “What are the Fund’s main investment strategies?” provides as follows:

“Under normal market conditions, the Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two-year U.S. Treasury security.”

On the Effective Date, this disclosure will be replaced with the following:

“The Fund seeks to maintain a duration of three years or less, although, under certain market conditions, the Fund’s duration may be longer than three years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a “duration of three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Information concerning the Fund’s duration can be found at www.jpmorganfunds.com.

The Fund seeks to implement its duration strategy through the purchase of a portfolio of short-term securities. A “portfolio of short-term securities”, under normal market conditions, will have a weighted average life of three years or less at the time of investment, although, under certain market conditions, may be longer than three years.”

SUP-USDB-0809

Name Change—JPMorgan Limited Duration Bond Fund. In connection with the change in the duration strategy, the Fund’s name will also change. On the Effective Date, the name of the Fund will change from “JPMorgan Ultra Short Duration Bond Fund” to “JPMorgan Limited Duration Bond Fund,” and all references in the Prospectuses to “JPMorgan Ultra Short Duration Bond Fund” will be replaced accordingly. Please note that, under normal circumstances, the Fund will continue to invest at least 80% of its Assets in bonds, as defined in the Prospectuses.

Change in Benchmark. In connection with the change in the duration strategy, the Fund’s primary benchmark will also change. Therefore, on the Effective Date, the Fund’s benchmark will change from the Barclays Capital Short 9–12 Month U.S. Treasury Index to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index. The Fund’s benchmark will change because JPMIA believes the new benchmark more accurately reflects the Fund’s revised duration strategy. On the Effective Date, the fifth sentence in the first paragraph of “The Fund’s Past Performance” section is hereby deleted in its entirety and replaced with the following:

It compares that performance to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index, the Fund’s current benchmark, and the Barclays Capital Short 9–12 Month U.S. Treasury Index (formerly known as the Lehman Brothers Short 9–12 Month U.S. Treasury Index), the Fund’s former benchmark, both of which are broad-based securities market indexes and the Lipper Ultra Short Obligation Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Furthermore, the Average Annual Total Returns Tables are hereby deleted and replaced with the following, as applicable, on the Effective Date:

For Class A, Class B and Class C Shares:

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES)

Shows performance over time, for periods ended December 31, 2008*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A
Return Before Taxes	(14.73)	(1.25)	1.68
Return After Taxes on Distributions	(16.05)	(2.61)	0.12
Return After Taxes on Distributions and Sale of Fund Shares	(9.49)	(1.77)	0.53

CLASS B Return Before Taxes	(16.17)	(1.29)	1.61	[4]

CLASS C Return Before Taxes	(13.19)	(1.29)	1.33

BARCLAYS CAPITAL 1–3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX1,ˆ (Reflects No Deduction for Fees, Expenses or Taxes)	4.97	3.81	4.79

BARCLAYS CAPITAL SHORT 9–12 MONTH U.S. TREASURY INDEX2,ˆ (Reflects No Deduction for Fees, Expenses or Taxes)	4.68	3.66	4.04

LIPPER ULTRA SHORT OBLIGATION FUNDS INDEX3,ˆ (Reflects No Deduction for Taxes)	(6.42)	0.85	2.53

After-tax returns are shown for only the Class A Shares and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class C Shares prior to its inception on 11/1/01 is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

1	The Barclays Capital 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable. The benchmark changed from the Barclays Capital Short 9–12 Month U.S. Treasury Index to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index because JPMIA believes the new benchmark more accurately reflects the Fund’s revised duration strategy.

2	The Barclays Capital Short 9–12 Month U.S. Treasury Index (formerly the Lehman Brothers Short 9–12 Month U.S. Treasury Index) is an unmanaged index comprised of U.S. Treasury securities with maturities of nine months and up to twelve months. It excludes zero-coupon strips. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

3	The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

4	Class B Shares automatically convert to Class A Shares after six years. Therefore, the performance in the “Past 10 Years” column represents a combination of Class A and Class B operating expenses.

ˆ	Investors cannot invest directly in an index.

For Select Class Shares:

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2008

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS
Return Before Taxes	(12.49)	(0.55)	2.17
Return After Taxes on Distributions	(13.93)	(2.01)	0.50
Return After Taxes on Distributions and Sale of Fund Shares	(8.03)	(1.23)	0.89

BARCLAYS CAPITAL 1–3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX1,ˆ (Reflects No Deduction for Fees, Expenses or Taxes)	4.97	3.81	4.79

BARCLAYS CAPITAL SHORT 9–12 MONTH U.S. TREASURY INDEX2,ˆ (Reflects No Deduction for Fees, Expenses or Taxes)	4.68	3.66	4.04

LIPPER ULTRA SHORT OBLIGATION FUNDS INDEX3,ˆ (Reflects No Deduction for Taxes)	(6.42)	0.85	2.53

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Barclays Capital 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses. The benchmark changed from the Barclays Capital Short 9–12 Month U.S. Treasury Index to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index because JPMIA believes the new benchmark more accurately reflects the Fund’s revised duration strategy.

2	The Barclays Capital Short 9–12 Month U.S. Treasury Index (formerly the Lehman Brothers Short 9–12 Month U.S. Treasury Index) is an unmanaged index comprised of U.S. Treasury securities with maturities of nine months and up to twelve months. It excludes zero-coupon strips. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses.

3	The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

For Ultra Shares:

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2008*

	Past 1 Year	Past 5 Years	Past 10 Years
ULTRA
Return Before Taxes	(12.32)	(0.40)	2.24
Return After Taxes on Distributions	(13.82)	(1.91)	0.55
Return After Taxes on Distributions and Sale of Fund Shares	(7.92)	(1.14)	0.94

BARCLAYS CAPITAL 1–3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX1,ˆ (Reflects No Deduction for Fees, Expenses or Taxes)	4.97	3.81	4.79

BARCLAYS CAPITAL SHORT 9–12 MONTH U.S. TREASURY INDEX2,ˆ (Reflects No Deduction for Fees, Expenses or Taxes)	4.68	3.66	4.04

LIPPER ULTRA SHORT OBLIGATION FUNDS INDEX3,ˆ (Reflects No Deduction for Taxes)	(6.42)	0.85	2.53

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The performance figures in the table for the period before Ultra Shares were launched on 2/22/05 are based on the Fund’s Select Class Shares, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. Ultra and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

1	The Barclays Capital 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses. The benchmark changed from the Barclays Capital Short 9–12 Month U.S. Treasury Index to the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index because JPMIA believes the new benchmark more accurately reflects the Fund’s revised duration strategy.

2	The Barclays Capital Short 9–12 Month U.S. Treasury Index (formerly the Lehman Brothers Short 9–12 Month U.S. Treasury Index) is an unmanaged index comprised of U.S. Treasury securities with maturities of nine months and up to twelve months. It excludes zero-coupon strips. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses.

3	The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

ˆ	Investors cannot invest directly in an index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Ultra Short Duration Bond Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated August 21, 2009
to the Statement of Additional Information
dated July 1, 2009, as supplemented

        On August 19, 2009, the Board of Trustees of JPMorgan Trust II approved changes to the name, duration strategy and benchmark of the JPMorgan Ultra Short Duration Bond Fund (the “Fund”) effective August 31, 2009 (the “Effective Date”).

On the Effective Date, the Fund’s name will change to the JPMorgan Limited Duration Bond Fund. Therefore, all references in the Statement of Additional Information to “JPMorgan Ultra Short Duration Bond Fund” will hereby be replaced with “JPMorgan Limited Duration Bond Fund” on the Effective Date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USDB-809